Long-Term Debt Debt Balances and Interest Rates (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Feb. 17, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Debt, long-term and short-term			$ 3,766.0
Debt, total long-term and short-term	3,680.8		3,771.0			4,066.0
Current maturities of long-term debt	0		(40.0)			(201.0)
Debt	3,680.8		3,731.0			3,865.0
Net income free of restrictions under credit agreements			146.7
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate	0.00%	[1]	0.00%	[2]
Debt, long-term and short-term	0		0			0
Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate	3.90%	[1]	3.90%	[2]
Debt, long-term and short-term	1,299.5		1,339.5			1,540.5
Senior secured notes due 2018 [Member]
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate	8.00%		8.00%	[2]
Debt, long-term and short-term	500.0		500.0			500.0
Senior notes due 2019 [Member]
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate	8.50%		8.50%	[2]
Debt, long-term and short-term	1,305.0		1,305.0			1,175.0
Premium, Unamortized	4.8		5.0		5.7	0
Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate	12.535%		12.535%	[2]
Debt, long-term and short-term	571.5		621.5			721.5
Senior notes due 2015 [Member]
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate	0.00%	[1]	0.00%	[2]
Debt, long-term and short-term	$ 0		$ 0			$ 129.0
Maximum [Member]
Debt Instrument [Line Items]
Restricted payments as percent of net income			50.00%
Restricted payments as a percent of net loss			100.00%

[1]	Weighted-average interest rate at March 31, 2013.
[2]	Weighted-average interest rate as of December 31, 2012.